Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of expense by nature

				2021	2020	2019
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total	Total	Total
Raw materials and consumables used	(1,188,495)	(1,233)	-	(1,189,728)	(856,300)	(1,063,094)
Third-party services	(373,282)	(40,839)	(52,950)	(467,071)	(407,695)	(574,228)
Depreciation and amortization	(251,657)	(7,019)	(35)	(258,711)	(243,925)	(317,892)
Employee benefit expenses	(140,418)	(65,009)	(17,688)	(223,115)	(213,865)	(254,251)
Others	(12,184)	(42,686)	(14,370)	(69,240)	(50,966)	(73,937)
	(1,966,036)	(156,786)	(85,043)	(2,207,865)	(1,772,751)	(2,283,402)

(i) In 2021, cost of sales was reduced by USD 19,407 due to GSF recovered costs related to the extension of the concession period of NEXA’s Brazilian energy power plants as explained in note 22.